Other disclosures - Disclosure of capital ratio (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Disclosures
Level 1 ordinary eligible capital (EUR million)	€ 77,975	€ 76,741
Level 1 additional eligible capital (EUR million)	8,834	9,002
Level 2 eligible capital (EUR million)	17,612	16,497
Risk-weighted assets (EUR million)	€ 624,831	€ 623,731
Level 1 ordinary capital coefficient (CET 1)	12.48%	12.30%
Level 1 additional capital coefficient (AT1)	1.41%	1.45%
Level 1 capital coefficient (TIER1)	13.89%	13.75%
Level 2 capital coefficient (TIER 2)	2.82%	2.64%
Total capital ratio	16.71%	16.39%